Sale of Certain Accounts Receivable (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Retained amount rate	10.00%
Prime plus rate	3.60%
Effective rate	8.35%		0.00%	0.00%
Sublimit on accounts receivable by customer	$ 1,500,000
Maximum limit of financing line	2,000,000
Purchaser [Member]
Accounts receivable	1,062,000	$ 1,778,000
Net receivable from financing agreement	38,000		$ 15,000
Remained outstanding receivables financiing agreeent	303,000		148,000
Additional remained outstanding receivables financiing agreeent	1,000		$ 66,000
Cost associated with the financing line	$ 22,306	$ 13,967